NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 1 - NATURE AND CONTINUANCE OF OPERATIONS

The Company was incorporated on December 28, 2000, under the Company Act of the Province of British Columbia, Canada. On February 19, 2015, the Company changed its name from Rainchief Energy Inc. to Bit-X Financial Corporation. On October 27, 2015, the Company changed its name from Bit-X Financial Corporation to Digatrade Financial Corp. The Company is focused on increasing scale, further development and branding a digital asset (decentralized blockchain based crypto-currency) exchange platform.

In March 2015, the Company entered into an agreement with Mega Ideas Holdings Limited, dba ANX (“ANX”), a company incorporated and existing under the laws of Hong Kong. ANX owns and operates a technology platform and provides operational and technology support specializing in blockchain applications and crypto-currency exchange services. In addition, they provide transaction and settlement services, debit card solutions along with blockchain development services.

This services agreement is in line with the Company’s business model restructuring which is to focus on licensing, developing, and branding a digital exchange trading platform and peer-to-peer electronic payment processing network.

The head office, principal address, and records office of the Company are located at 1500 West Georgia Street, Suite 1300, Vancouver, British Columbia, Canada, V6C 2Z6.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards on the basis that the Company is a going concern and will be able to meet its obligations and continue its operations for its next fiscal year. Several conditions as set out below cast uncertainties on the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon the financial support from its creditors, shareholders, and related parties, its ability to obtain financing for its development projects, and upon the attainment of future profitable operations.

The Company has not yet achieved profitable operations and has accumulated losses of $5,176,116 since inception and working capital deficiency of $782,107 as at December 31, 2017; accordingly, the Company will need to raise additional funds through future issuance of securities or debt financing. Although the Company has raised funds in the past, there can be no assurance the Company will be able to raise sufficient funds in the future, in which case the Company may be unable to meet its obligations as they come due in the normal course of business. It is not possible to predict whether financing efforts will be successful or if the Company will attain a profitable level of operations.

The current cash resources are not adequate to pay the Company’s accounts payable and to meet its minimum commitments at the date of these consolidated financial statements, including planned corporate and administrative expenses, and other project implementation costs, accordingly, there is significant doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not give effect to adjustments that would be necessary to the carrying amounts and classifications of assets and liabilities should the Company be unable to continue as a going concern.